Changes in the Group structure - Main acquisitions and divestments (Details) $ in Millions				1 Months Ended
	Mar. 18, 2018 USD ($) item	Mar. 15, 2018	Jan. 15, 2018 USD ($)	Jan. 31, 2018	Mar. 01, 2018 USD ($)
Marathon Oil Lybia Limited
Main acquisitions and divestments
Acquisition cost					$ 451
Martin Linge field
Main acquisitions and divestments
Percentage of interest in joint operation sold		51.00%
Garantiana Discovery
Main acquisitions and divestments
Percentage of interest in joint operation sold		40.00%
TotalErg joint venture
Main acquisitions and divestments
Percentage of interest in joint venture sold by the co-venturer				51.00%
Percentage of interest in joint venture sold				49.00%
Lapa and Iara concessions | Transfer of rights in the Lapa and Iara Concessions in Brazil
Main acquisitions and divestments
Acquisition cost			$ 1,950
Lapa field | Transfer of rights in the Lapa and Iara Concessions in Brazil
Main acquisitions and divestments
Percentage of rights acquired			35.00%
Iara area | Transfer of rights in the Lapa and Iara Concessions in Brazil
Main acquisitions and divestments
Percentage of rights acquired			22.50%
Waha Concessions | Marathon Oil Lybia Limited
Main acquisitions and divestments
Percentage of acquired entity's interest in joint operation					16.33%
Umm Shaif & Nasr and Lower Zakum concessions
Main acquisitions and divestments
Number of offshore concessions in which participating interests awarded | item	2
Payment of global bonus for acquired interest	$ 1,450
Umm Shaif & Nasr concession
Main acquisitions and divestments
Percentage of interest acquired	20.00%
Lower Zakum concession
Main acquisitions and divestments
Percentage of interest acquired	5.00%